COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 2,295	$ 2,718	$ 1,811
Commitments and contingencies
Outstanding Guarantees	51,744
Line of Credit Facility, Amount Outstanding	340,006	$ 257,670
Purchase Obligation, Due in Next Twelve Months	188,558
Capital Commitments [Member]
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	243
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of Credit Facility, Amount Outstanding	25,782
Performance Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Restricted Cash and Cash Equivalents	$ 6,404